RIGHT OF USE ASSETS	9 Months Ended
Sep. 30, 2023
RIGHT OF USE ASSETS

12. RIGHT OF USE ASSETS

	Vehicles		Buildings	Land	Total
Cost
Balance at December 31, 2021		$11,921	$456,185	$-	$468,106
Depreciation		(9,536)	(113,824)	-	(123,360)
Balance at December 31, 2022		$2,385	$342,361	$-	$344,746
Additions	$		$322,354	$412,549	$734,903
Depreciation		(2,385)	(105,835)	(153,992)	(262,212)
Foreign exchange translation		-	-	5,452	5,452
Balance at September 30, 2023		$-	$558,880	$264,009	$822,889

The Company added two new leases during the nine months ended September 30, 2023. A lease for land in the amount of $412,549 with an expiration date of December 31, 2024, and another lease for a facility in the amount of $322,354 with an expiration date of September 30, 2028. The Company has five leases with expiration dates of December 31, 2023, December 31, 2024, May 31, 2026, January 31, 2027, and September 30, 2028.